S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)		Feb. 24, 2026	Nov. 21, 2025
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount		$ 20,000
Over-Allotment Options [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount			$ 25,000
Price paid or to be paid for securities per share			$ 0.003
Illumination Acquisition 1 Sponsor LLC [Member] | Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	[1]	7,666,667
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Illumination Acquisition 1 Sponsor LLC [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	[2]	365,000
Price Paid or to be Paid for Securities, Total Amount		$ 3,650,000
Illumination Acquisition 1 Sponsor LLC, our officers or directors, initial shareholders or our or their respective affiliates [Member] | Private Placement Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price paid or to be paid for securities per share		$ 10.00
Illumination Acquisition 1 Sponsor LLC, our officers or directors, initial shareholders or our or their respective affiliates [Member] | Working Capital Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount		$ 1,500,000

[1]	Of the Class B ordinary shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, 2,520,000 founder shares (or 2,760,000 founder shares if the underwriters’ over-allotment option is exercised in full), which were purchased for approximately $0.003 per share. The non-managing sponsor investors will have no right to vote the founder shares that they hold indirectly through their Class A membership units in the sponsor.
[2]	The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 315,000 (or 345,000 if the underwriters’ over-allotment option is exercised in full) of the 365,000 private placement units (or 395,000 private placement units if the underwriters’ over-allotment option is exercised in full) being purchased by our sponsor at a price of $10.00 per unit ($3,150,000 in the aggregate (or $3,450,000 if the underwriters’ over-allotment option is exercised in full)) in a private placement that will close simultaneously with the closing of this offering. The purchase of the non-managing sponsor membership interests is not contingent upon the participation in this offering or vice versa.